Additional Capital Disclosures - Summary of Capital Structure (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Apr. 01, 2019 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Capital structure [abstract]
Equity attributable to the equity shareholders of the Company	₨ 557,458	$ 7,395		₨ 568,116
As percentage of total capital	85.00%	85.00%		85.00%
Current loans, borrowings and bank overdrafts	₨ 73,202	$ 971		₨ 71,099
Long-term loans and borrowings	4,840	$ 64		28,368
Lease liabilities	19,198		₨ 15,379
Total loans, borrowings and bank overdrafts and lease liabilities	₨ 97,240			₨ 99,467	₨ 138,259
As percentage of total capital	15.00%	15.00%		15.00%
Total capital	₨ 654,698			₨ 667,583
Percentage of change, Equity attributable to the equity shareholders of the Company	1.88%	1.88%
Percentage of change, Total loans and borrowings	2.24%	2.24%
Percentage of change, Total capital (loans and borrowings and equity)	1.93%	1.93%